Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2017	December 31, 2018
Assets
Current assets
Cash and cash equivalents	11,317,670	19,464,246
Short-term investments	129,770,000	5,000,000
Accounts receivable, net	43,250,595	200,289,537
Amount due from subsidiaries of the Company	—	291,902,904
Prepayments and other current assets	14,728,734	80,565,668
Total current assets	199,066,999	597,222,355
Non-current assets
Property and equipment, net	4,614,062	13,376,314
Other non-current assets	5,758,946	8,945,774
Total non-current assets	10,373,008	22,322,088
Total assets	209,440,007	619,544,443
Liabilities
Current liabilities
Accounts payable	14,992,741	73,087,671
Amount due to subsidiaries of the Company	—	780,656,961
Registered users’ loyalty payable	20,977,138	249,881,449
Advance from advertising customers	39,864,599	1,360,017
Salary and welfare payable	5,642,884	41,665,582
Tax payable	21,343,600	100,757,561
Accrued liabilities related to users’ loyalty programs	187,003,469	44,133,812
Accrued liabilities and other current liabilities	18,271,639	360,711,336
Total current liabilities	308,096,070	1,652,254,389
Total liabilities	308,096,070	1,652,254,389

	Year ended December 31,
	2016	2017	2018
Net revenues	57,954,312	517,052,950	3,065,573,756
Net loss	(10,862,379)	(90,843,873)	(1,882,747,022)

	Year ended December 31,
	2016	2017	2018
Net cash provided by/(used in) operating activities	12,719,290	132,992,222	(77,218,211)
Net cash provided by/(used in) investing activities	(12,523,274)	(121,943,180)	90,767,728
Net cash (used in) financing activities	—	—	(5,402,941)
Net increase in cash and cash equivalents	196,016	11,049,042	8,146,576

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 2017	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	129,770,000	—	129,770,000

As of December 2018	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	115,436,080	—	115,436,080

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue

In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising and marketing service provided to advertising customers, recorded gross	16,938,996	264,471,551	2,399,716,518	349,024,292
Advertising and marketing service provided to advertising platforms, recorded net	40,941,342	248,410,930	414,541,506	60,292,561
Other service	73,974	4,170,469	207,887,761	30,236,021
	57,954,312	517,052,950	3,022,145,785	439,552,874